GOODWILL - Changes to balance and allocations of goodwill in acquisitions (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in goodwill
Balance at beginning of the year	R 6,396.0	R 936.0	R 736.7
Impairment	(436.3)	(99.1)	(201.3)
Goodwill on acquisition	34.9	5,873.9	400.6
Foreign currency translation	895.0	(314.8)
Balance at end of the year	6,889.6	R 6,396.0	R 936.0
Goodwill expected to be deducted for tax purposes	0.0
Aquarius Acquisition | Kroondal
Changes in goodwill
Goodwill on acquisition	133.5
Aquarius Acquisition | Rustenburg operations
Changes in goodwill
Goodwill on acquisition	R 267.1